CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net earnings (loss)	$ 6,138,000	$ (4,508,000)	$ (42,670,000)	$ 64,080,000	$ 364,400,000
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	57,777,000	54,777,000	71,633,000	216,321,000	197,537,000
(Gain) loss on extinguishment and modification of debt		(4,383,000)
Amortization net premium on corporate borrowings	(1,566,000)	(1,392,000)	(3,219,000)	832,000	(12,687,000)
Deferred income taxes	3,525,000	(2,890,000)	3,020,000	32,430,000	(266,598,000)
Theatre and other closure expense	1,127,000	1,365,000	2,381,000	9,346,000	5,823,000
Gain on dispositions		(460,000)	73,000	(630,000)	(2,876,000)
Stock-based compensation	5,739,000	6,357,000		11,293,000	12,000,000
Equity in earnings and losses from non-consolidated entities, net of distributions	7,810,000	14,165,000	12,707,000	(102,000)	(19,611,000)
Landlord contributions	10,991,000	11,294,000	3,597,000	59,518,000	18,090,000
Deferred rent	(5,519,000)	(3,195,000)	(2,900,000)	(18,056,000)	(6,333,000)
Net periodic benefit credit	(17,917,000)	(855,000)
Change in assets and liabilities:
Receivables	52,836,000	56,535,000	(66,615,000)	308,000	(3,365,000)
Other assets	(2,277,000)	(2,244,000)	(35,138,000)	(4,282,000)	(8,915,000)
Accounts payable	(58,998,000)	(51,710,000)	69,029,000	(13,692,000)	64,215,000
Accrued expenses and other liabilities	(34,385,000)	(75,203,000)	63,288,000	(52,603,000)	14,822,000
Other, net	(3,718,000)	772,000	(1,294,000)	(2,066,000)	(108,000)
Net cash provided by operating activities	21,563,000	(1,575,000)	73,892,000	297,302,000	357,342,000
Cash flows from investing activities:
Capital expenditures	(69,590,000)	(55,599,000)	(72,774,000)	(270,734,000)	(260,823,000)
Investments in non-consolidated entities, net	(152,000)	(721,000)	(1,194,000)	(1,522,000)	(3,265,000)
Proceeds from disposition of long-term assets		(128,000)	90,000	238,000	3,880,000
Other, net	(1,636,000)	(1,783,000)	(575,000)	327,000	(7,448,000)
Net cash used in investing activities	(71,378,000)	(58,231,000)	(158,898,000)	(271,691,000)	(268,784,000)
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000		375,000,000
Repurchase of Senior Subordinated Notes due 2019		(496,903,000)
Payment of initial public offering costs		(281,000)		(281,000)
Cash used to pay dividends	(19,821,000)			(58,504,000)	(588,000)
Deferred financing costs		(7,568,000)		(7,952,000)	(9,126,000)
Principal payments under capital and financing lease obligations	(1,886,000)	(1,672,000)	(875,000)	(6,941,000)	(6,446,000)
Principal payments under Term Loan	(1,938,000)	(1,938,000)	(4,002,000)	(7,750,000)	(7,813,000)
Net cash provided by (used in) financing activities	(23,645,000)	(133,362,000)	117,610,000	(353,772,000)	324,928,000
Effect of exchange rate changes on cash and equivalents	58,000	(9,000)	(207,000)	5,000	(103,000)
Net increase (decrease) in cash and equivalents	(73,402,000)	(193,177,000)	32,397,000	(328,156,000)	413,383,000
Cash and equivalents at beginning of period	216,155,000	544,311,000	98,531,000	544,311,000	130,928,000
Cash and equivalents at end of period	142,753,000	351,134,000	130,928,000	216,155,000	544,311,000
Cash paid during the period for:
Interest (net of amounts capitalized of $37 and $77)	20,289,000	15,499,000	68,794,000	113,578,000	152,220,000
Income taxes, net	505,000	1,309,000	10,088,000	1,084,000	1,646,000
Schedule of non-cash investing and financing activities:
Non-cash portion of investments in non-consolidated affiliates (See Note 7-Investments)	$ 6,812,000	$ 2,137,000